Other Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule Of Other Information [Line Items]
Cash balances	$ 16.2	$ 12.4
Successor [Member]
Schedule Of Other Information [Line Items]
Interest	52.1	52.5	39.9
Successor [Member] | Senior PIK Notes [Member]
Schedule Of Other Information [Line Items]
Interest			$ 3.9